Trade accounts payable and others (Details 1) - BRL (R$) R$ in Thousands	Jun. 30, 2018	Jun. 30, 2017
Trade Accounts Payable And Others
Raw materials and services	R$ 25,859	R$ 24,618
Operating lease transactions with third parties	22,659	13,187
Trade and other current payables to trade suppliers	R$ 48,518	R$ 37,805